Schedule I	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I

Schedule I
Jackson Financial Inc.
Summary of Investments—Other Than Investments in Related Parties
(In millions)

	As of December 31, 2022
			Amount at
			Which Shown
	Cost or		on Balance
Type of Investment	Amortized Cost	Fair Value	Sheet
Debt securities:
Bonds:
U.S. government securities	$6,192	$5,185	$5,185
Other government securities	1,719	1,467	1,467
Public utilities	5,893	5,225	5,225
Corporate securities	28,803	25,146	25,146
Residential mortgage-backed	510	464	464
Commercial mortgage-backed	1,821	1,638	1,638
Other asset-backed securities	6,133	5,637	5,637
Total debt securities	51,071	44,762	44,762
Equity securities	393	393	393
Mortgage loans	11,549	N/A	11,549
Policy loans	4,377	N/A	4,377
Derivative instruments	1,270	N/A	1,270
Other invested assets	2,815	N/A	3,595
Total investments	$71,475		$65,946